Shareholder Report, Average Annual Return (Details)	12 Months Ended	43 Months Ended
	Jul. 31, 2025	Jul. 31, 2025
Cultivar ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	2.04%	4.30%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.68%	10.24%